Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Cash and cash equivalents, consolidated VIEs	¥ 9,580,367	$ 1,369,974	¥ 7,651,695	$ 1,094,178
Accounts receivable, net, consolidated VIEs	18,440,482	2,636,954	8,374,608
Accounts receivable - a related party, consolidated VIEs	831,436	118,894	424,259
Inventories, consolidated VIEs	8,280,145	1,184,045	9,165,973
Other receivables, net, consolidated VIEs	63,517,961	9,082,948	5,318,724
Advances to suppliers, consolidated VIEs	679,196	97,124	929,167
Property and equipment, net, consolidated VIEs	1,246,568	178,257	461,362
Other non-current assets, consolidated VIEs	1,344,232	192,223	831,132
Accounts payable	44,813,902	6,408,303	25,320,486
Short-term bank loans	53,000,000	7,578,899	34,958,333
Long-term bank loans, current, consolidated VIEs	3,700,000	529,093	300,000
Long-term loans, current	10,000,000	1,429,981	10,000,000
Salary and welfare payable, consolidated VIEs	14,477,975	2,070,323	15,375,537
Advance from customers, consolidated VIEs	1,591,131	227,529	1,756,046
Value added tax (“VAT”) and other tax payable, consolidated VIEs	658,983	94,233	815,462
Other payables, consolidated VIEs	11,817,379	1,689,865	12,888,750
Accrued liabilities, consolidated VIEs	14,580,658	2,085,008	9,712,966
Loans from related parties, current, consolidated VIEs	15,198,309	2,173,329	13,821,875
Amount due to related parties			2,080,556
Operating lease liabilities, current, consolidated VIEs	1,545,002	220,932	1,388,863
Long-term bank loans, noncurrent, consolidated VIEs	11,000,000	1,572,979	8,400,000
Operating lease liabilities, noncurrent, consolidated VIEs	¥ 1,294,510	$ 185,112	¥ 1,672,218
Convertible redeemable preferred shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Convertible redeemable preferred shares, shares authorized (in Shares)	12,597,228	12,597,228	12,597,228	12,597,228
Convertible redeemable preferred shares, shares issued (in Shares)			12,597,228	12,597,228
Convertible redeemable preferred shares, shares outstanding (in Shares)			12,597,228	12,597,228
Related Party
Amount due from related parties, consolidated VIEs	¥ 3,637,039	$ 520,090	¥ 5,632,987
Accounts payable	7,296	1,043	25,891
Amount due to related parties	45,966,864	6,573,174	36,829,010
Long-term loans from third parties	356,390,859	50,963,215	356,690,859
Third Parties
Short-term bank loans	610,637	87,320	11,551,614
Long-term loans, current	200,000	28,600	2,320,082
Long-term loans from third parties	2,000,582	286,079
VIEs
Cash and cash equivalents, consolidated VIEs	8,445,208	1,207,649	7,596,708
Accounts receivable, net, consolidated VIEs	18,440,482	2,636,954	8,374,608
Inventories, consolidated VIEs	8,280,145	1,184,045	9,165,973
Other receivables, net, consolidated VIEs	5,824,886	832,948	5,318,724
Advances to suppliers, consolidated VIEs	679,196	97,124	929,167
Property and equipment, net, consolidated VIEs	1,246,568	178,257	461,362
Other non-current assets, consolidated VIEs	1,344,232	192,223	831,132
Deferred offering costs, consolidated VIEs			7,437,679
Accounts payable	44,813,902	6,408,303	25,320,486
Short-term bank loans	53,000,000	7,578,899	34,958,333
Long-term bank loans, current, consolidated VIEs	3,700,000	529,093	300,000
Long-term loans, current	10,000,000	1,429,981	10,000,000
Salary and welfare payable, consolidated VIEs	14,477,975	2,070,323	15,375,537
Advance from customers, consolidated VIEs	1,591,131	227,529	1,756,046
Value added tax (“VAT”) and other tax payable, consolidated VIEs	658,492	94,163	815,462
Other payables, consolidated VIEs	11,817,179	1,689,838	12,888,550
Accrued liabilities, consolidated VIEs	14,231,003	2,035,006	9,712,966
Loans from related parties, current, consolidated VIEs	15,198,309	2,173,329	13,821,875
Amount due to related parties			2,080,556
Operating lease liabilities, current, consolidated VIEs	1,545,002	220,932	1,388,863
Long-term bank loans, noncurrent, consolidated VIEs	11,000,000	1,572,979	8,400,000
Operating lease liabilities, noncurrent, consolidated VIEs	1,294,510	185,112	1,672,218
VIEs | Related Party
Accounts receivable - a related party, consolidated VIEs	831,436	118,894	424,259
Amount due from related parties, consolidated VIEs	3,637,039	520,090	6,070,945
Accounts payable	7,296	1,043	25,891
Amount due to related parties	92,331,116	13,203,174	36,829,010
Long-term loans from third parties	356,390,859	50,963,215	356,690,859
VIEs | Third Parties
Short-term bank loans	610,637	87,320	11,551,614
Long-term loans, current	200,000	28,600	2,320,082
Long-term loans from third parties	¥ 2,000,582	$ 286,079
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	450,000,000	450,000,000	450,000,000	450,000,000
Ordinary shares, shares issued (in Shares)	21,140,922	21,140,922	4,268,156	4,268,156
Ordinary shares, shares outstanding (in Shares)	21,140,922	21,140,922	4,268,156	4,268,156
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	2,042,042	2,042,042	2,042,042	2,042,042
Ordinary shares, shares outstanding (in Shares)	2,042,042	2,042,042	2,042,042	2,042,042